Submission	Aug. 21, 2024
Submission [Line Items]
Central Index Key	0000320335
Registrant Name	Globe Life Inc.
Registration File Number	333-280641
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES